Right-Of-Use-Assets	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE-ASSETS
Right-Of-Use-Assets

18.  RIGHT-OF-USE-ASSETS

Right-of-use assets for the years ended December 31, 2022 and 2021, are detailed as follows:

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2022	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	140,588,971	20,199,890	160,788,861
New assets contracts, by right-of use	61,567,317	429,537	61,996,854
Increases (decreases) from foreign currency translation differences, net	19,926,031	368,947	20,294,978
Depreciation	(6,069,392)	(1,763,885)	(7,833,277)
Retirements	—	(418,215)	(418,215)
Decreases for classification as held for sale (1)	—	(1,130,769)	(1,130,769)
Total movements	75,423,956	(2,514,385)	72,909,571
Closing balance as of December 31, 2022	216,012,927	17,685,505	233,698,432

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2021	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	33,587,391	21,914,801	55,502,192
New assets contracts, by right-of use	97,937,192	—	97,937,192
Increases (decreases) from foreign currency translation differences, net	11,766,090	407,407	12,173,497
Depreciation	(1,794,208)	(2,122,318)	(3,916,526)
Other increases (decreases)	(907,494)	—	(907,494)
Total movements	107,001,580	(1,714,911)	105,286,669
Closing balance as of December 31, 2021	140,588,971	20,199,890	160,788,861

(1)See Note 5.2.

As of December 31, 2022 and 2021, the main right-of-use assets and lease liabilities are detailed as follows:

-	These mainly derive from land lease contracts for the development of non-conventional renewable energy projects by Enel Green Power Chile Group. These include: "Campos del Sol", "Finis Terrae" and "La Cabaña", with remaining terms of 27, 22 and 28 years respectively, which accrue interest at an annual rate of 1.86%, 1.59% and 4.35%, respectively.

The present value of future payments derived from those contracts is detailed as follows:

	As of December 31,
	2022			2021
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	26,961,235	7,940,599	19,020,636	14,282,203	3,177,185	11,105,018
From one to two years	12,870,321	7,747,979	5,122,342	13,303,170	2,903,458	10,399,712
From two to three years	12,572,768	7,731,707	4,841,061	7,228,546	2,794,604	4,433,942
From three to four years	12,452,751	7,572,337	4,880,414	7,018,180	2,690,733	4,327,447
From four to five years	12,312,890	7,408,571	4,904,319	6,916,077	2,590,412	4,325,665
More than five years	326,982,549	130,065,766	196,916,783	160,449,882	35,379,589	125,070,293
Total	404,152,514	168,466,959	235,685,555	209,198,058	49,535,981	159,662,077

a)	Short-term and low-value leases

The consolidated income statement for the years ended December 31, 2022, 2021 and 2020, includes expenses in the amounts of ThCh$5,436,911, ThCh$3,790,971, and ThCh$4,958,760, respectively, of which ThCh$3,614,981 correspond to short-term lease payments in 2022 (ThCh$3,129,893 in 2021 and ThCh$3,334,241 in 2020) and ThCh$1,821,930 relate to leases with variable payment clauses in 2022 (ThCh$661,078 in 2021 and ThCh$1,624,519 in 2020), which are exempt from the application of IFRS 16 (see Note 3.f).

As of December 31, 2022 and 2021, future payments derived from those contracts are detailed as follows:

	As of December 31,	As of December 31,
	2022	2021
	ThCh$	ThCh$
Less than one year	1,371,547	2,797,608
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	1,371,547	2,797,608